Capital Stock - Option-Pricing Model Assumptions (Detail) (USD $)	12 Months Ended
Mar. 02, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of stock options granted during the periods	$ 4.20
Assumptions:
Risk-free interest rates	0.50%
Expected life in years	4 years 3 months
Expected dividend yield	0.00%
Volatility	69.50%